Earnings per share (Tables)	6 Months Ended
Jun. 30, 2020
Weighted average number of common shares outstanding
	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Issued common shares at beginning of period	71,718,706	67,926,256	71,218,706	64,676,256
Effect of shares issued	10,989	509,483	445,055	3,068,304
Weighted average number of common shares outstanding – basic	71,729,695	68,435,739	71,663,761	67,744,560

Weighted average number of shares outstanding – diluted	71,729,695	68,435,739	71,663,761	67,744,560